Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions

14    Related Party Transactions

Management fees to the Manager amounted to $10.5 million and $10.9 million in the six months ended June 30, 2023 and 2022, respectively, and are presented under “General and administrative expenses” in the condensed consolidated statements of income.

Commissions to the Manager amounted to $5.7 million and $6.3 million in the six months ended June 30, 2023 and 2022, respectively and are presented under “Voyage expenses” in the condensed consolidated statements of income. Commission of 0.5% on the contract price of the vessel sold in January 2023 amounted to $25.6 thousand and is presented under “Gain on sale of vessels”. Additionally, supervision fees for vessels under construction totaling $1.1 million were charged by the Manager and capitalized to vessels under construction costs in the six months ended June 30, 2023 and nil in 2022.

The balance “Due from related parties” in the condensed consolidated balance sheets totaling $32.9 million and $34.0 million as of June 30, 2023 and December 31, 2022, respectively, represents advances to the Manager on account of the vessels’ operating and other expenses. Advances related to a defined benefit executive retirement plan amounting to $6.8 million and presented under “Other current liabilities” as of December 31, 2022 were fully paid in the three months ended March 31, 2023. The remaining defined benefit obligation of $6.8 million and $6.4 million is presented under “Other long-term liabilities” as of June 30, 2023 and December 31, 2022, respectively. The Company recognized prior service cost and periodic cost of this defined benefit executive retirement plan amounting to $0.9 million and nil in the six months ended June 30, 2023 and June 30, 2022, respectively. An amount of nil and $0.1 million as of June 30, 2023 and December 31, 2022, respectively, was due to executive officers and is presented under “Accounts payable” in the condensed consolidated balance sheets.